SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details)	12 Months Ended
Dec. 31, 2022
Computers and peripheral equipments
Annual Depreciation Rate	33%
Office furniture and equipment
Annual Depreciation Rate	6% to 20% (mainly 15%)
Leaseholds and Leasehold Improvements
Annual Depreciation Rate	Over the shorter of the term of the lease, or the useful life of the assets